Acquisitions (Tables)	3 Months Ended	12 Months Ended
	Sep. 26, 2021	Jun. 27, 2021
Asset Acquisition [Abstract]
Schedule of company acquired the following business acquisition
Identifiable assets acquired and liabilities assumed:	Harvest Park	CHB Sports, Inc.	10 Park Lanes
Current assets	$1	2,483	8
Property and equipment	4,181	14,367	1,037
Identifiable intangible assets	570	1,655	510
Goodwill	751	4,046	5,245
Total assets acquired	5,503	22,551	6,800

Current liabilities	(94)	(114)	(44)
Deferred tax liability	—	—	—
Total liabilities assumed	(94)	(114)	(44)
Total consideration transferred, net of cash acquired of $210	$5,409	22,437	6,756
Identifiable assets acquired and liabilities assumed:	Harvest Park	CHB Sports, Inc.	10 Park Lanes
Components of consideration transferred:
Cash	$5,409	20,467	6,416
General holdback	—	500	340
Contingent Consideration	—	1,470	—
Total consideration transferred, net of cash acquired of $2,571	$5,409	22,437	6,756
Transaction expenses included in “other expense” in the condensed consolidated statement of operations for the quarter ended September 26, 2021	$70	358	79

Date of Acquisition	Location	Purchase Price	Business
June 14, 2021	California	$2,765	Bowling Center
Date of Acquisition	Location	Purchase Price	Business
July 15, 2019	Michigan	$5,375	Bowling Center
September 9, 2019	Washington	8,438	Professional Bowlers Association (“PBA”)
		$13,813

Schedule of fair value of the assets acquired and the liabilities assumed as a result of acquisition accounting for the acquisition
Bowl America
Current assets	$2,949
Property and equipment	40,121
Identifiable intangible asset	1,099
Assets held for sale	10,985
Current liabilities	(1,426)
Deferred income tax liability	(9,107)
Total	$44,621

Current assets	$90
Property and equipment	181
Identifiable intangible assets	465
Goodwill	2,350
Total assets acquired	3,086

Current liabilities	326
Total liabilities assumed	326
Total fair value, net of cash of $5	$2,760
Current assets	$179
Property and equipment	1,153
Identifiable intangible assets	5,160
Goodwill	10,942
Total assets acquired	17,434

Current liabilities	2,242
Deferred acquisition payments	1,482
Total liabilities assumed	3,724
Total fair value, net of cash of $103	$13,710

Schedule of pro forma consolidated net loss from operations, net of income taxes
	Fiscal Year Ended
	June 27, 2021	June 28, 2020
Revenues	$395,981	$522,200
Net loss	(127,079)	(91,208)

Schedule of business combinations or an asset acquisition
Acquisition Date	Consideration Transferred	Location	Business/Assets Acquired	Type of Business	Percent Acquired	Status of the purchase price allocation
Business combinations
July 26, 2021	$5,409	California	Harvest Park	Bowling Center	100%	Provisional
August 2, 2021	22,437	Pennsylvania	CHB Sports, Inc.	Bowling Center	100%	Provisional
September 20, 2021	6,756	North Carolina	10 Park Lanes	Bowling Center	100%	Provisional
Total consideration, gross of cash $210	$34,602
Asset Acquisition
August 16, 2021	$44,621	Various	Bowl America	Bowling Center	100%